Nature of business and summary of significant accounting policies, Restricted cash (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash [Abstract]
Restricted cash	$ 0.2	$ 0.0
Business Credit Card [Member] | Maximum [Member]
Restricted Cash [Abstract]
Restricted cash	$ 0.2